MAXIS Nikkei 225 Index Fund (Prospectus Summary): | MAXIS Nikkei 225 Index Fund
MAXIS SM Nikkei 225 Index Fund (the “Fund”)

Precidian ETFs Trust

(the “Trust”)

Supplement dated November 22, 2011

to the Prospectus dated July 7, 2011

(the “Prospectus”)

MAXIS SM Nikkei 225 Index Fund (the “Fund”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and Precidian Funds LLC, the advisor to the Fund (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of the Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for the Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 1 of the Prospectus are replaced with the following:

Investors Should Retain This Supplement for Future Reference

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		MAXIS Nikkei 225 Index Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver and/or Expense Reimbursement	[2]	0.03%
Total Annual Fund Operating Expenses After Fee Waiverand/or Expense Reimbursement		0.50%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Precidian Funds LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.50% for the Fund for the period beginning July 8, 2011 and ending December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
MAXIS Nikkei 225 Index Fund	51	167